Unaudited Condensed Consolidated Balance Sheets		Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SGD ($)
Current assets
Cash		$ 2,933,523	$ 2,306,410	$ 3,373,424	$ 2,469,202	$ 698,106
Accounts receivable, net		196,920	154,823	45,477	33,286	314,572
Contract assets		4,259,768	3,349,138	4,618,205	3,380,329	4,813,313
Loan receivable – third party		1,189,750	935,411	2,621,944	1,919,151
Other assets – current		144,755	113,810	52,491	38,421	76,249
Total current assets		8,724,716	6,859,592	10,731,442	7,854,956	6,048,082
Non-current assets
Property and equipment, net		1,552	1,221	3,546	2,596	7,861
Right-of-use assets, net		272,578	214,308	390,680	285,961	295,174
Contract assets – non-current		95,707	75,247	333,786	244,317
Other assets – non-current		82,782	65,085	72,354	52,960	411,070
Total non-current assets		452,619	355,861	800,366	585,834	714,105
Total assets		9,177,335	7,215,453	11,531,808	8,440,790	6,762,187
Current liabilities
Accounts payable		330,671	259,982	1,669,596	1,222,073	1,354,368
Other payables and accruals		628,827	494,400	805,850	589,848	776,424
Loans and borrowings – current		216,550	170,257	256,729	187,915	429,603
Operating lease liabilities – current		132,053	103,823	170,776	125,001	136,566
Finance lease liabilities – current		46,219	36,339	45,032	32,961	62,778
Total current liabilities		2,650,500	2,083,891	4,002,580	2,929,718	3,363,968
Non-current liabilities
Deferred tax liabilities, net		378,976	297,960	391,836	286,807	578,383
Loans and borrowings – non-current		472,549	371,530	579,071	423,855	836,662
Operating lease liabilities – non-current		38,968	30,638	96,921	70,942	42,217
Finance lease liabilities – non-current		57,066	44,867	80,476	58,905	73,173
Total non-current liabilities		947,559	744,995	1,148,304	840,509	1,530,435
Total liabilities		3,598,059	2,828,886	5,150,884	3,770,227	4,894,403
Commitments and contingencies
Shareholders’ equity
Accumulated other comprehensive income (loss)		(42,870)	(33,705)	250,665	183,476
Additional paid-in capital		6,290,712	4,946,046	6,290,712	4,604,506	997,296
Accumulated deficit		(671,467)	(527,924)	(163,354)	(119,569)	867,784
Total shareholders’ equity		5,579,276	4,386,567	6,380,924	4,670,563	1,867,784
Total liabilities and shareholders’ equity		9,177,335	7,215,453	11,531,808	8,440,790	6,762,187
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares value	[1]	1,549	1,150	1,549	1,150	1,352
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares value	[1]	1,352	1,000	1,352	1,000	1,352
Related Party
Current assets
Accounts receivable due from a related party				19,901	14,567	145,842
Current liabilities
Amount due to related parties		$ 1,296,180	$ 1,019,090	$ 1,054,597	$ 771,920	$ 604,229

[1]	The shares and per share information are presented on a retrospective basis to reflect the reorganization.